Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Cash Flows From Operating Activities:
Net loss	$ (136,240)	$ (406,568)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense (recovery)	38,512	(22,861)
Provision (benefit) for deferred income tax	(59,000)	(137,000)
Net realized (gain) on sale of marketable securities		(124,907)
Depreciation	1,800,015	1,725,291
Loss on asset disposal		12,478
Amortization of deferred charges	506,044	502,829
Operating lease expense in excess of cash payments	827,562	844,717
Amortization of deferred financing costs	16,519	38,112
Changes in Operating Assets and Liabilities:
Receivables	(416,017)	(515,174)
Prepaids and other assets	(246,857)	(275,040)
Deferred charges	(443,276)	(832,714)
Accounts payable and accrued expenses	619,111	553,528
Security deposits payable	14,261	72,039
Net cash provided by operating activities	2,520,634	1,434,730
Cash Flows From Investing Activities:
Acquisition of property and equipment	(2,392,286)	(2,484,141)
Marketable securities:
Receipts from sales		2,544,927
Payments for purchases		(119,579)
Net cash (used) in investing activities	(2,392,286)	(58,793)
Cash Flows From Financing Activities:
Payments – mortgages	(655,204)	(1,308,071)
Net cash (used) by financing activities	(655,204)	(1,308,071)
Increase (decrease) in cash, cash equivalents and restricted cash	(526,856)	67,866
Cash, cash equivalents and restricted cash at beginning of year	2,285,601	2,217,735
Cash, cash equivalents and restricted cash at end of year	$ 1,758,745	$ 2,285,601